Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Accrued expense and reserves		$ 353	$ 75
Deferred revenue		1,276	182
Goodwill and intangible assets		113,460
Net operating loss		716	280
Other		2,841	85
Deferred tax assets		118,646	622
Deferred tax liabilities:
Prepaid expenses		(674)	(94)
Goodwill and intangible assets			(717)
Property and equipment		(614)	(154)
Total deferred tax liabilities		(1,288)	(965)
Total deferred tax assets	$ 115,523	$ 117,358
Total deferred tax (liabilities)			$ (343)